UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2011
                                               ---------------

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):     [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Contrarius Investment Management Limited
            ------------------------------------------
Address:    No 2 The Forum
            ----------------
            Grenville Street, St. Helier
            ------------------------------
            Jersey JE1 4HH, Channel Islands
            ---------------------------------

Form 13F File Number:   28-13714
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Andrew Radley
            ---------------
Title:      Director
            ----------
Phone:      +44 1534 719181
            -----------------

Signature, Place, and Date of Signing:

 /s/ Andrew Radley   St. Helier, Jersey, Channel Islands    8 August 2011
------------------   -----------------------------------    --------------
   [Signature]                 [City, State]                    [Date]

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                     ------
                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                                 ------

Form 13F Information Table Entry Total:              25
                                                 ------

Form 13F Information Table Value Total:        $518,868
                                            -----------
                                             (thousands)

List of Other Included Managers:    None

                           FORM 13F INFORMATION TABLE



                              TITLE                                                                            VOTING AUTHORITY
----------------------------  OF                                                           INVESTMENT OTHER   --------------------
NAME OF  ISSUER               CLASS   CUSIP   VALUE (x$1000)  SHRS OR PRN AMT  SH/  PUT/ DISCRETION MANAGER  SOLE  SHARED  NONE
----------------------------  ----- --------- --------------  ---------------  ---  ----  ---------- ------- ------ ------  ----
                                                                               PRN  CALL
----------------------------

Gannett Co. Inc               Com   364730101          64,898        4,531,955  SH         Sole       None  4,531,955
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
Microsoft Corp                Com   594918104          48,883        1,880,123  SH         Sole       None  1,880,123
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
Safeway Inc                   Com   786514208          39,842        1,704,817  SH         Sole       None  1,704,817
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
Cisco Systems                 Com   17275R102          39,696        2,542,967  SH         Sole       None  2,542,967
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
Symantec Corp                 Com   871503108          38,172        1,935,679  SH         Sole       None  1,935,679
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
New York Times Co             Com   650111107          38,164        4,376,607  SH         Sole       None  4,376,607
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
Intel Corp                    Com   458140100          37,355        1,685,684  SH         Sole       None  1,685,684
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
Dell                          Com   24702R101          35,852        2,150,669  SH         Sole       None  2,150,669
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
Winn-Dixie Stores             Com   974280307          33,824        4,002,790  SH         Sole       None  4,002,790
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
Expedia Inc                   Com   30212P105          29,519        1,018,263  SH         Sole       None  1,018,263
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
The McClatchy Co              Com   579489105          18,247        6,493,431  SH         Sole       None  6,493,431
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
Entercom Communications Corp  Com   293639100          17,326        1,996,122  SH         Sole       None  1,996,122
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
Hewlett-Packard Company       Com   428236103          15,690          431,055  SH         Sole       None    431,055
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
Gilead Sciences Inc           Com   375558103          12,113          292,511  SH         Sole       None    292,511
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
AngloGold Ashanti Ltd. ADR    ADR   035128206          12,085          287,118  SH         Sole       None    287,118
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
eHealth                       Com   28238P109           8,847          662,215  SH         Sole       None    662,215
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
Synaptics Inc                 Com   87157D109           8,112          315,167  SH         Sole       None    315,167
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
Chesapeake Energy             Com   165167107           4,503          151,677  SH         Sole       None    151,677
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
L-3  Communications           Com   502424104           4,061           46,440  SH         Sole       None     46,440
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
Kinross Gold Corp             Com   496902404           3,170          200,654  SH         Sole       None    200,654
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
Skechers                      Com   830566105           2,673          184,614  SH         Sole       None    184,614
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
SuperValu Inc                 Com   868536103           2,528          268,699  SH         Sole       None    268,699
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
CSG Systems                   Com   126349109           2,000          108,252  SH         Sole       None    108,252
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
Orbitz Worldwide Inc          Com   68557K109           1,059          425,302  SH         Sole       None    425,302
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------
Pozen Inc                     Com   73941U102             248           59,149  SH         Sole       None     59,149
----------------------------  ----- ---------  --------------  ---------------  ---        ---------------  ---------